Single Touch Systems Inc.

2235 Encinitas Boulevard, Suite 210

Encinitas, California 92024

March 18, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Mark P. Shuman and Matthew Crispino Mail Stop 4561

Re:	Single Touch Systems Inc.
Registration Statement on Form S-1 (File No. 333-172844)

Gentlemen:

Single Touch Systems Inc. (the “Company”), in connection with its filing of an amendment to its Registration Statement on Form S-1 under the Securities Act (File No. 333-172844), hereby responds to the Staff’s comments raised in the Staff’s comment letter dated March 18, 2011 (the “Comment Letter”).

Each of the Comment Letter’s comments has been noted, and with respect to each comment the Company’s response is “The registration statement has been revised as requested.”

The selling stockholder is not a broker-dealer or an affiliate of a broker-dealer.

Should you have any questions or comments with respect to the foregoing, please contact Hayden Trubitt of Stradling Yocca Carlson & Rauth, our outside SEC counsel, at 858-926-3006.

Very truly yours,

By:	/s/ Anthony Macaluso
Anthony Macaluso
Chief Executive Officer

cc:	(Via Facsimile: (858) 926-3001; via email htrubitt@sycr.com)
Hayden J. Trubitt, Esq.
Stradling Yocca Carlson & Rauth
4365 Executive Drive, Suite 1500
San Diego, CA 92121